Cover	May 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2026
Entity File Number	001-43261
Entity Registrant Name	General Catalyst Global Resilience Merger Corp.
Entity Central Index Key	0002108962
Entity Tax Identification Number	98-1910149
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	20 University Rd.
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	617
Local Phone Number	234-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
GRAIL securities, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Title of 12(b) Security	GRAIL securities, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	GCGRU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the GRAIL securities
Title of 12(b) Security	Class A ordinary shares included as part of the GRAIL securities
Trading Symbol	GCGR
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the GRAIL securities, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the GRAIL securities, each whole warrant exercisable for one Class A
Trading Symbol	GCGRW
Security Exchange Name	NASDAQ